UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number  811-08953
Highland Floating Rate Fund
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 900
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 900
Dallas, Texas 75240
(Name and address of agent for service)
registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: August 31
Date of reporting period: February 28, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
Highland Floating Rate Fund
Semi-Annual Report
February 28, 2009

Highland Floating Rate Fund
TABLE OF CONTENTS

Fund Profile	1
Financial Statements	2
Investment Portfolio	3
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Statement of Cash Flows	14
Financial Highlights	15
Notes to Financial Statements	19
Additional Information	28
Important Information About This Report	30
Economic and market conditions change frequently.
There is no assurance that the trends described in this report will continue or commence.
A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE
Highland Floating Rate Fund
Objective
The Fund seeks to provide a high level of current income, consistent with preservation of capital.
Net Assets as of February 28, 2009
$ 723.0 million
Portfolio Data as of February 28, 2009
The information below provides a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its investment portfolio will change over time.
Quality Breakdown as of 02/28/09 (%)*

A	0.1
Baa	0.3
Ba	24.8
B	37.2
Caa	24.5
Ca	1.9
NR	11.2
Top 5 Sectors as of 02/28/09 (%)*

Healthcare	14.3
Cable/Wireless Video	8.5
Gaming/Leisure	7.1
Housing	4.7
Broadcasting	4.7
Top 10 Holdings as of 02/28/09 (%)*

Broadstripe, LLC (Senior Loans)	4.8
HCA, Inc. (Senior Loans)	2.8
CCS Medical, Inc. (Senior Loans)	2.3
Talecris Biotherapeutics Holdings Corp. (Senior Loans)	2.2
Westgate Investments, LLC (Senior Loans)	2.2
Wm Wrigley Jr. Co. (Senior Loans)	2.1
Lake at Las Vegas Joint Venture, Term Loan DIP (Senior Loans)	1.9
Lake at Las Vegas Joint Venture, Term Loan PIK (Senior Loans)	1.6
Sacher Funding Ltd. (Foreign Denominated Senior Loans)	1.5
MetroPCS Wireless, Inc. (Senior Loans)	1.4

*	Quality is calculated as a percentage of total senior loans, notes and bonds. Sectors and holdings are calculated as a percentage of total assets.
Semi-Annual Report | 1

FINANCIAL STATEMENTS

February 28, 2009	Highland Floating Rate Fund
A guide to understanding the Fund’s financial statements

Investment Portfolio	The Investment Portfolio details all of the Fund’s holdings and their value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the Fund and the expenses accrued by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations.

Statements of Changes in Net Assets	These statements demonstrate how the Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distributions reinvestments) during the reporting period. The Statements of Changes in Net Assets also detail changes in the number of shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios of the Fund (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Fund, certain of its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.
2 | Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

February 28, 2009	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
Senior Loans (a) - 59.7%

AEROSPACE - 1.8%
	AWAS Capital, Inc.
5,643,680	First Lien Term Loan, 3.25%, 03/24/13	3,442,645
1,128,541	Second Lien Term Loan, 7.50%, 03/15/13	442,004
	Continental Airlines, Inc.
285,714	Tranche A-1 Term Loan, 5.56%, 06/01/11	172,857
714,286	Tranche A-2 Term Loan, 5.56%, 06/01/11	432,143
	Delta Air Lines, Inc.
4,455,000	Credit-Linked Deposit Loan, 2.33%, 04/30/12	3,377,425
985,000	Second Lien Term Loan, 3.70%, 04/30/14	494,963
	IAP Worldwide Services, Inc.
1,805,558	First Lien Term Loan PIK, 8.25%, 12/30/12	1,005,082
	US Airways Group, Inc.
8,310,051	Term Loan, 3.02%, 03/21/14	3,826,778

		13,193,897

BROADCASTING - 3.4%
	All3Media Intermediate Ltd.
2,883,246	Facility B1, 2.85%, 08/31/14	1,989,440
	ComCorp Broadcasting, Inc.
228,545	Revolving Loan, 7.75%, 10/03/12 (b) (c)	111,987
2,285,452	Term Loan, 7.75%, 04/03/13 (b) (c)	1,119,872
	FoxCo Acquisition Sub, LLC
3,990,000	Term Loan, 7.25%, 07/14/15	2,189,513
	Univision Communications, Inc.
20,443,254	Initial Term Loan, 2.73%, 09/29/14	9,434,562
2,311,500	Second Lien Loan, 2.98%, 03/29/09	2,089,018
	Young Broadcasting, Inc.
19,520,239	Term Loan, 4.75%, 11/03/12 (d)	7,393,291

		24,327,683

CABLE/WIRELESS VIDEO - 6.4%
	Broadstripe, LLC
44,310,816	First Lien Term Loan PIK, 9.25%, 06/30/11 (b) (d)	35,054,287
1,428,203	Revolver, 10.34%, 06/30/11 (b) (d)	1,129,851
	Knology, Inc.
1,628,132	Term Loan, 2.66%, 06/30/12	1,367,631
	Northland Cable Television, Inc.
4,850,000	First Lien Term Loan B, 4.45%, 12/22/12	4,001,250
4,000,000	Second Lien Term Loan, 8.41%, 06/22/13	2,900,000
	Virgin Media Investment Holdings Ltd.
2,205,300	B4 Facility, 3.13%, 09/03/12	2,017,850

		46,470,869

CONSUMER DURABLES - 0.2%
	Rexair LLC
2,090,614	First Lien Term Loan, 5.71%, 06/30/10	1,672,491

CONSUMER NON-DURABLES - 0.1%
	BioTech Research Labs/Philosophy Merger Sub, Inc.
980,622	First Lien Term Loan, 2.48%, 03/16/14	598,180

DIVERSIFIED MEDIA - 1.5%
	Cydcor, Inc.
3,150,000	First Lien Tranche B Term Loan, 9.00%, 02/05/13	2,520,000
	DTN, Inc.
1,728,157	Tranche C Term Loan, 6.70%, 03/10/13	1,471,802
	Endurance Business Media, Inc.
2,000,000	Second Lien Term Loan, 9.25%, 01/26/14 (d)	1,260,000
2,742,230	Term Loan, 4.75%, 07/26/13	1,796,161
	Metro-Goldwyn-Mayer, Inc.
4,323,831	Tranche B Term Loan, 4.25%, 04/09/12	1,979,969
	Readers Digest Association, Inc.
1,465,000	Revolving Credit Loan, 2.81%, 03/02/13 (e)	505,425
	Wallace Theater Corp.
1,855,421	First Lien Term Loan, 6.56%, 07/31/09	1,363,734

		10,897,091

ENERGY - 1.1%
	Coffeyville Resources, LLC
486,146	Funded Letter of Credit, 8.75%, 12/30/10	359,748
1,565,771	Tranche D Term Loan, 8.75%, 12/30/13	1,158,671
	Monitor US Finco, Inc.
919,772	Second Lien Term Loan, 17.20%, 01/11/15 (b) (d)	18,763
	Panda Hereford Ethanol, L.P.
1,000,000	Tranche A Term Loan, 11.00%, 07/28/13 (d)	650,000
	Resolute Aneth, LLC
4,000,000	Second Lien Term Loan, 5.68%, 06/26/13	2,500,000
	Value Creation, Inc.
7,878,729	Term Loan PIK, 12.50%, 02/15/10	3,545,428

		8,232,610

FINANCIAL - 0.2%
	Checksmart Financial Co.
2,500,000	Second Lien Term Loan, 5.98%, 05/01/13 (d)	312,500
	Online Resources Corp.
887,500	Term Loan, 2.98%, 02/21/12	714,438
	Shea Capital I, LLC
210,219	Facility B, 3.76%, 10/27/11	104,058

		1,130,996

See accompanying Notes to Financial Statements. | 3

INVESTMENT PORTFOLIO (unaudited) (continued)

February 28, 2009	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

FOOD/TOBACCO - 3.9%
	Aramark Canada Ltd.
3,920,000	Canadian Term Loan, 3.33%, 01/26/14	3,292,800
	DS Waters of America, Inc.
2,773,333	Term Loan, 2.71%, 10/29/12	1,941,333
	Pinnacle Foods Finance, LLC
4,925,000	Term Loan, 3.16%, 04/02/14	4,025,301
	Sturm Foods, Inc.
4,974,684	Initial First Lien Term Loan, 3.75%, 01/31/14	2,922,627
	Wm Wrigley Jr. Co.
15,800,000	Tranche B Term Loan, 6.50%, 10/06/14	15,667,596

		27,849,657

FOREST PRODUCTS/CONTAINERS - 0.0%
	Boise Paper Holdings, LLC
1,000,000	Second Lien Term Loan, 9.25%, 02/23/15	331,660

GAMING/LEISURE - 7.3%
	Fontainebleau Florida Hotel, LLC
9,000,000	Tranche C Term Loan, 8.00%, 06/06/12	7,650,000
	Fontainebleau Las Vegas, LLC
3,622,486	Initial Term Loan, 5.44%, 06/06/14	935,833
	Ginn LA Conduit Lender, Inc.
8,648,045	First Lien Tranche A Credit-Linked Deposit, 8.50%, 06/08/11 (d) (f)	1,066,563
18,530,803	First Lien Tranche B Term Loan, 9.50%, 06/08/11 (d) (f)	2,285,404
	Kuilima Resort Co.
2,273,603	First Lien Term Loan, 11.25%, 09/30/10 (d)	852,601
	Lake at Las Vegas Joint Venture Revolving Loan Credit-Linked
12,527,233	Deposit Account, 14.35%, 06/20/12 (d)	438,453
14,098,694	Term Loan DIP, 9.91%, 07/16/09	14,098,694
116,853,676	Term Loan, PIK, 14.35%, 06/20/12 (d)	11,651,367
	Revel Entertainment Group, LLC
2,000,000	First Lien Term Loan, 4.98%, 05/30/09 (b)	1,840,800
	Tamarack Resort, LLC
280,618	Term Loan, 6.95%, 04/17/09	280,793
2,697,248	Tranche A Credit-Linked Deposit, 5.26%, 05/19/11 (d)	1,078,899
3,985,183	Tranche B Term Loan, 11.75%, 05/19/11 (d)	1,594,073
	WAICCS Las Vegas 3, LLC
8,500,000	First Lien Term Loan, 3.98%, 07/30/09	6,375,000
5,000,000	Second Lien Term Loan, 9.48%, 07/30/09	2,000,000
	Yellowstone Mountain Club, LLC
1,868,704	First Lien Term Loan, 4.84%, 09/30/10 (d)	563,732

		52,712,212

HEALTHCARE - 13.5%
	Aveta, Inc.
1,735,821	MMM Original Term Loan, 5.98%, 08/22/11	1,390,827
257,864	NAMM New Term Loan, 5.98%, 08/22/11	206,614
464,660	NAMM Original Term Loan, 5.98%, 08/22/11	372,308
1,422,545	PHMC Acquisition Term Loan, 5.98%, 08/22/11	1,139,814
	CCS Medical, Inc.
28,559,640	First Lien Term Loan, 4.71%, 09/30/12	16,621,711
4,750,000	Second Lien Term Loan, 9.46%, 03/30/13	1,805,000
	Fenwal, Inc.
731,327	First Lien Delayed Draw Term Loan, 3.51%, 02/28/14	505,829
4,311,173	Initial First Lien Term Loan, 3.51%, 02/28/14	2,981,866
	Graceway Pharmaceuticals, LLC
4,500,000	Mezzanine Loan, 9.71%, 11/01/13	1,125,000
2,045,455	Second Lien Term Loan, 7.96%, 05/03/13	577,841
	HCA, Inc.
895,706	Tranche A-1 Term Loan, 3.46%, 11/17/12	785,570
24,053,279	Tranche B-1 Term Loan, 3.71%, 11/18/13	20,300,005
	IM US Holdings, LLC
6,137,406	First Lien Term Loan, 2.85%, 06/26/14	5,477,635
1,000,000	Second Lien Term Loan, 4.70%, 06/26/15	826,660
	LifeCare Holdings
16,085,993	Term Loan, 5.43%, 08/11/12	9,852,671
	Medical Staffing Network, Inc.
2,745,000	First Lien Term Loan, 5.14%, 07/02/13	1,990,125
	Mylan, Inc.
8,093,572	U.S. Tranche B Term Loan, 4.55%, 10/02/14 (g)	7,529,935
	Nyco Holdings 3 ApS
1,107,956	Facility B2, 3.73%, 12/29/14	788,953
1,107,956	Facility C2, 4.48%, 12/29/15	796,809
	Talecris Biotherapeutics Holdings Corp.
17,622,728	First Lien Term Loan, 4.74%, 12/06/13	16,301,023
7,500,000	Second Lien Term Loan, 7.74%, 12/06/14	6,431,250

		97,807,446

HOUSING - 4.8%
	Atrium Cos., Inc.
4,762,364	Closing Date Term Loan, PIK, 12.50%, 05/31/12	1,230,309
	Custom Building Products, Inc.
1,127,452	First Lien Term Loan, 8.00%, 10/29/11	815,531
	Giraffe Intermediate, LLC
2,143,382	Mezzanine Note A-1, 2.21%, 08/09/10 (b)	1,419,133
4 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

February 28, 2009	Highland Floating Rate Fund

Principal Amount ( $)		Value ($)
Senior Loans (continued)

HOUSING (continued)
	Kyle Acquisition Group LLC
1,142,857	Facility B, 6.00%, 07/20/09 (d)	125,714
857,143	Facility C, 6.00%, 07/20/11 (d)	79,286
	LBREP/L-Suncal Master I, LLC
4,843,945	First Lien Term Loan, 6.25%, 01/18/10 (d)	193,758
	LNR Property Corp.
1,760,000	Tranche A-1 Term Loan, 3.92%, 07/12/09	946,387
	MPH Mezzanine II, LLC
4,500,000	Mezzanine 2B, 8.27% (b) (d)	—
	MPH Mezzanine III, LLC
2,850,000	Mezanine 3, 9.27% (b) (d)	—
	MPO Intermediate LLC
606,618	Mezzanine Note A-1, 2.21%, 08/09/09 (b)	401,642
	November 2005 Land Investors, LLC
1,116,926	First Lien Term Loan, 6.48%, 05/09/11	670,155
	Pacific Clarion, LLC
9,901,146	Term Loan, 15.00% (b) (d) (h)	1,645,571
	Rhodes Cos., LLC, The
2,880,696	First Lien Term Loan PIK, 8.96%, 11/21/10	1,152,279
	Roofing Supply Group, LLC
1,904,597	Term Loan PIK, 9.25%, 08/24/13	1,076,097
	Universal Building Products, Inc.
2,769,747	Term Loan, 4.55%, 04/28/12	1,772,638
	Westgate Investments, LLC
18,759,189	Senior Secured Loan, PIK, 13.00%, 09/25/10 (h)	15,945,311
6,929,854	Third Lien Term Loan, 11.47%, 06/30/15 (e) (h)	3,811,420
	Weststate Land Partners, LLC
4,000,000	First Lien Term Loan, 6.25% (d)	2,300,000
	Withers Preserve MB-I
1,694,876	B-Note, 5.95%, 07/01/09 (b)	1,302,851

		34,888,082

INFORMATION TECHNOLOGY - 1.8%
	Aspect Software, Inc.
1,000,000	Second Lien Term Loan, 8.31%, 07/11/12	325,000
	Bridge Information Systems, Inc.
461,085	Multidraw Term Loan, 11.00%, 07/07/13 (d) (f)	6,916
	Infor Enterprise Solutions Holdings, Inc.
1,591,341	Delayed Draw Term Loan, 5.21%, 07/30/12	954,805
3,050,070	Initial U.S. Term Loan, 5.21%, 07/30/12	1,830,042
	Intergraph Corp.
2,906,375	Initial First Lien Term Loan, 3.26%, 05/29/14	2,481,317
	SunGard Data Systems, Inc.
4,987,500	Incremental Term Loan, 6.75%, 02/28/14	4,713,188
	Verint Systems, Inc.
4,692,308	Term Loan, 3.71%, 05/25/14	2,885,769

		13,197,037

MANUFACTURING - 1.2%
	Brand Energy & Infrastructure Services, Inc.
2,947,500	First Lien Term Loan B, 3.75%, 02/07/14	1,827,450
	FCI International S.A.S.
126,982	Facility B2A, 4.15%, 11/01/13	77,142
126,982	Facility B3C, 4.15%, 11/01/13	92,062
	FCI SA
122,249	Facility B2B, 4.15%, 11/02/13	88,630
122,249	Facility B4B, 4.15%, 11/02/14	88,630
	FCI USA, Inc.
249,231	Facility B1, 4.15%, 11/02/13	180,693
249,231	Facility B5B, 4.15%, 11/02/14	180,693
	Hillman Group, Inc.
1,476,592	Term B Loan, 4.10%, 03/31/11	1,255,104
	Manitowoc Co., Inc.
5,000,000	Term B Loan, 6.50%, 08/25/14	3,795,850
	Stanadyne Corp.
923,077	Term Loan, 3.96%, 08/06/10	927,692

		8,513,946

METALS/MINERALS - 1.5%
	Euramax International Holdings B.V. European
2,166,040	Second Lien Term Loan, 13.00%, 06/29/13	379,057
	Euramax International, Inc.
4,366,461	Domestic Second Lien Term Loan, 13.00%, 06/29/13	742,298
1,978,490	Domestic Term Loan, 8.75%, 06/29/12	741,934
	Murray Energy Corp.
9,895,586	First Lien Tranche B Term Loan, 6.94%, 01/28/10	8,906,028

		10,769,317

RETAIL - 2.0%
	Blockbuster, Inc.
6,480,919	Tranche B Term Loan, 5.62%, 08/20/11	4,520,440
	Burlington Coat Factory Warehouse Corp.
3,377,945	Term Loan, 2.73%, 05/28/13	1,244,570
	Dollar General Corp.
5,000,000	Tranche B-1 Term Loan, 3.58%, 07/07/14	4,346,400
2,000,000	Tranche B-2 Term Loan, 07/07/14 (g)	1,738,560
	Home Interiors & Gifts, Inc.
30,155,890	Initial Term Loan, 7.99%, (b) (d) (i)	569,946
See accompanying Notes to Financial Statements. | 5

INVESTMENT PORTFOLIO (unaudited) (continued)

February 28, 2009	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

RETAIL (continued)
	Spirit Finance Corp.
4,500,000	Term Loan, 4.17%, 08/01/13	1,451,250
	Sports Authority, Inc.,
975,000	The Term Loan, 3.71%, 05/03/13	508,619

		14,379,785

SERVICE - 1.9%
	Audio Visual Services Group, Inc.
2,000,000	Second Lien Loan, 6.96%, 08/28/14	200,000
	FleetCor Technologies Operating Co., LLC
2,012,292	Tranche 1 Term Loan, 2.66%, 04/30/13	1,428,727
406,458	Tranche 2 Term Loan, 2.66%, 04/30/13	288,585
	NES Rentals Holdings, Inc.
3,451,424	Second Lien Permanent Term Loan, 8.00%, 07/20/13	1,492,741
	Safety-Kleen Systems, Inc.
799,876	Synthetic Letter of Credit, 2.94%, 08/02/13	713,226
2,997,204	Term Loan B, 2.94%, 08/02/13	2,672,517
	Thermo Fluids (Northwest), Inc.
1,038,809	Tranche B Term Loan, 6.28%, 06/27/13	628,479
	Travelport, LLC
10,000,000	Synthetic Letter of Credit, 3.71%, 08/23/13	5,979,700

		13,403,975

TELECOMMUNICATIONS - 0.7%
	Knowledgepoint360 Group, LLC
1,000,000	Second Lien Term Loan, 8.24%, 04/13/15	650,000
	Level 3 Financing, Inc.
1,700,000	Term Loan, 3.28%, 03/13/14	1,254,804
	NATG Holdings, LLC
882,755	Term Loan A, 6.75%, 01/23/10 (d)	70,620
652,897	Term Loan B-1, 7.25%, 01/23/10 (d)	65,290
	Tranche A Credit-Linked
72,120	Certificate of Deposit, 6.08%, 01/23/10 (b) (d)	—
	Wind Acquisition Holdings
4,772,497	Finance S.A. Dollar PIK Loan, 8.39%, 12/21/11	3,316,885

		5,357,599

TRANSPORTATION — AUTOMOTIVE - 1.3%
	Delphi Corp.
3,448,770	Initial Tranche C Loan DIP, 10.50%, 06/30/09 (d)	596,154
351,230	Subsequent Tranche C Term Loan DIP, 10.50%, 06/30/09 (d)	60,714
	Ford Motor Co.
2,539,354	Term Loan, 5.00%, 12/15/13	835,524
	Key Safety Systems, Inc.
7,373,675	First Lien Term Loan, 3.44%, 03/08/14	3,189,114
2,000,000	Second Lien Term Loan, 5.84%, 09/08/14	390,000
	Motor Coach Industries International, Inc.
1,141,696	Second Lien Term Loan, 12.75%, 12/01/09 (d) (f)	599,390
1,305,937	Second Lien Tranche A Note, 12.75%, 09/16/09 (f)	1,044,750
936,049	Second Lien Tranche B Note, 15.25%, 09/16/09 (b)	722,442
	Remy International, Inc.
2,936,791	First Lien Tranche B Term Loan, 6.96%, 12/06/13	1,732,707

		9,170,795

TRANSPORTATION — LAND TRANSPORTATION - 0.1%
	SIRVA Worldwide, Inc.
417,748	Revolving Credit Loan Exit Finance, 3.55%, 05/12/12 (e)	190,075
1,718,302	Second Lien Term Loan PIK, 12.00%, 05/12/15	171,830
800,961	Term Loan Exit Finance, 9.50%, 05/12/12	404,485

		766,390

UTILITY - 2.8%
	Bosque Power Co., LLC
7,467,853	Term Loan, 7.03%, 01/16/15	5,059,470
	Calpine Corp.
2,437,875	First Priority Term Loan, 4.34%, 03/29/14	1,767,459
	Coleto Creek Power, LP
319,857	First Lien Synthetic Letter of Credit, 4.21%, 06/28/13	224,700
5,459,434	First Lien Term Loan, 4.21%, 06/28/13	3,835,252
4,875,000	Second Lien Term Loan, 5.46%, 06/28/13	3,046,875
	Entegra TC, LLC
5,678,550	Third Lien Term Loan PIK, 7.46%, 10/19/15	1,814,297
	GBGH, LLC
4,039,797	Advance First Lien Term Loan PIK, 11.50%, 08/07/13 (b) (d)	1,924,155
	Mach Gen, LLC
275,103	First Lien Synthetic Letter of Credit, 3.47%, 02/22/13	213,205
	Port Barre Investments, LLC
1,000,000	Term B Loan, 3.60%, 09/08/14	775,000
	Texas Competitive Electric Holdings Co., LLC
2,977,387	Initial Tranche B-2 Term Loan, 10/10/14 (g)	1,851,399

		20,511,812

WIRELESS COMMUNICATIONS - 2.2%
	Cricket Communications, Inc.
6,087,640	Term B Loan, 6.50%, 06/16/13	5,686,221
	MetroPCS Wireless, Inc.
11,464,123	Tranche B Term Loan, 3.19%, 11/03/13	10,008,179

		15,694,400

	Total Senior Loans (Cost $793,802,836)	431,877,930

6 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

February 28, 2009	Highland Floating Rate Fund

Principal Amount		Value ($)
Foreign Denominated Senior Loans (a) - 11.7%

AUSTRALIA - 1.2%
AUD
	PBL Media Group Ltd.
2,790,881	Facility A Term Loan, 5.25%, 12/31/12	896,310
12,375,240	Facility B Tranche 1 Term Loan, 5.50%, 02/07/13	3,952,967
	SMG H5 Pty., Ltd.
9,646,982	Facility A Term Loan, 8.86%, 12/24/12	3,466,679

		8,315,956

AUSTRIA - 1.5%
EUR
	Sacher Funding Ltd.
16,478,766	Euro Term Loan PIK, 7.33%, 05/14/14	11,196,947

DENMARK - 0.2%
EUR
	Nyco Holdings 3 ApS
2,000,000	Second Lien Facility D, 7.99%, 06/29/16	1,365,305

FRANCE - 1.5%
EUR
	Ypso Holding SA
76,823	Eur B (Acq) 1 Facility, 4.05%, 06/13/14	57,994
1,992,908	Eur B (Acq) 2 Facility, 4.05%, 06/13/14 (f)	1,506,002
3,241,557	Eur B (Recap) 1 Facility, 4.05%, 06/13/14 (f)	2,450,610
73,323	Eur B (Recap) 2 Facility, 4.05%, 06/13/14 (f)	55,352
2,594,626	Eur C (Acq) Facility, 4.30%, 12/31/15	1,993,661
6,101,269	Eur C (Recap) Facility, 4.30%, 12/31/15	4,594,491

		10,658,110

GERMANY - 0.6%
EUR
	Kabel Baden Wurttemburg GmbH & Co. KG
2,500,000	Second Lien Facility, 8.33%, 12/09/15	1,988,423
1,076,284	Term B Facility, 5.83%, 06/09/14	1,039,855
1,076,284	Term C Facility, 6.33%, 06/09/15	1,045,705
	Schieder Mobel Holding, GmbH
484,213	Delayed Draw Term Loan, 15.44% (d)	119,920

		4,193,903

SPAIN - 1.0%
EUR
	Grupo Gasmedi, S.L.
1,666,667	Tranche B Term Loan, 4.46%, 08/11/14	1,587,564
1,666,667	Tranche C Term Loan, 4.96%, 08/11/15	1,587,564
3,166,667	Tranche E Second Lien Term Loan, 6.71%, 02/11/16	2,855,498
	Maxi PIX Sarl
2,598,120	Euro Term Loan, PIK, 9.85%, 05/31/16	852,456

		6,883,082

UNITED KINGDOM - 4.4%
EUR
	Dollar Financial UK Ltd.
2,693,473	UK Borrower Euro Term Loan, 5.97%, 10/30/12	1,813,050

GBP
	Airport Development & Investment Ltd.
3,131,600	Second Lien Facility, 6.33%, 04/07/11	1,967,750
	All3Media Intermediate Ltd.
714,753	Facility B1, 3.79%, 08/31/14	710,596
2,585,073	Facility C, 4.29%, 08/31/15	2,588,463
3,000,000	Facility D, 6.16%, 02/29/16	2,993,243
3,948,169	Mezzanine Loan, PIK, 11.24%, 08/31/16	3,883,002
	Henson No. 4 Ltd.
1,899,592	Facility B, 6.20%, 10/30/13	1,888,545
1,899,866	Facility C, 6.70%, 02/13/15	1,902,357
	Highland Acquisitions Ltd.
1,000,000	Facility B, 4.19%, 12/31/14	780,381
1,000,000	Facility C, 4.69%, 12/31/15	787,508
1,121,627	Mezzanine Facility PIK, 12.08%, 12/30/16	727,416
	SunGard UK Holdings Ltd.
1,357,589	U.K. Term Loan, 4.52%, 02/28/14	1,538,361
	Towergate Partnership Ltd.
3,125,000	Facility A, 3.92%, 10/31/12	3,452,029
3,125,000	Facility B, 4.42%, 10/31/13	3,452,029
	Trinitybrook PLC
750,000	Term Loan B1, 3.98%, 07/31/13	759,172
750,000	Term Loan C1, 4.48%, 07/31/14	760,722
	Virgin Media Investment Holdings Ltd.
1,750,000	C Facility, 4.92%, 03/04/13	1,797,343

		29,988,917

See accompanying Notes to Financial Statements. | 7

INVESTMENT PORTFOLIO (unaudited) (continued)

February 28, 2009	Highland Floating Rate Fund

Principal Amount		Value ($)
UNITED STATES - 1.3%
EUR
	Infor Enterprise Solutions
3,910,000	Holdings, Inc. Initial Euro Term Loan, 6.71%, 07/28/12	2,830,563
	RD German Holdings GmbH
2,479,933	Euro Term Loan, 3.85%, 03/02/14	1,023,634

		3,854,197

GBP
	Aramark Corp.
1,225,000	U.K. Term Loan, 5.00%, 01/26/14	1,501,610
	Knowledgepoint360 Group, LLC
1,603,807	U.K. First Lien Term Loan, 5.32%, 04/13/14	1,520,186
	PlayPower, Inc.
2,647,959	Tranche B Sterling Term Loan, 4.80%, 06/30/12	3,038,295

		6,060,091

	Total Foreign Denominated Senior Loans (Cost $164,762,184)	84,329,558

Principal Amount ($)
Asset-Backed Securities (j) (k) - 0.3%
	AB CLO, Ltd.
2,033,746	Series 2007-1A, Class C, PIK 2.94%, 04/15/21	101,687
	ACA CLO, Ltd.
4,800,000	Series 2006-2A, Class B, 1.86%, 01/20/21	288,000
1,000,000	Series 2007-1A, Class D, 3.44%, 06/15/22	90,000
	Babson CLO, Ltd.
1,000,000	Series 2007-1A, Class C, 2.39%, 01/18/21	72,159
1,000,000	Series 2007-2A, Class D, 2.79%, 04/15/21	90,000
	Cent CDO, Ltd.
1,000,000	Series 2007-14A, Class D, 2.39%, 04/15/21	87,500
1,000,000	Series 2007-15A, Class C, 4.41%, 03/11/21	90,771
	Columbus Nova CLO, Ltd.
2,000,000	Series 2007-1A, Class D, 2.58%, 05/16/19	165,000
	Cornerstone CLO, Ltd.
2,500,000	Series 2007-1A, Class C, 3.49%, 07/15/21	233,450
	Goldman Sachs Asset
1,020,709	Management CLO, PLC, Series 2007-1A, Class E, PIK 6.17%, 08/01/22	132,692
	GSC Partners CDO Fund, Ltd.,
1,000,000	Series 2007-8A, Class C, 2.62%, 04/17/21	67,849
	Gulf Stream Sextant CLO, Ltd.
1,013,186	Series 2007-1A, Class D, PIK 4.27%, 06/17/21	75,989
	ING Investment Management
1,000,000	Series 2006-3A, Class C, 2.53%, 12/13/20	50,000
	Madison Park Funding Ltd.
3,000,000	Series 2007-5A, Class C, 2.70%, 02/26/21	226,707
	Navigator CDO, Ltd.
961,909	Series 2006-2A, Class D, 5.03%, 09/20/20	79,185
	Ocean Trails CLO
2,000,000	Series 2007-2A, Class D, 5.76%, 06/27/22	100,000
	PPM Grayhawk CLO, Ltd.
1,150,000	Series 2007-1A, Class D, 4.69%, 04/18/21	99,690
	Primus CLO, Ltd.
2,000,000	Series 2007-2A, Class E, 5.84%, 07/15/21	80,000
	Stanfield Daytona CLO, Ltd.
1,000,000	Series 2007-1A, Class B1L, 2.52%, 04/27/21	57,790
	Stone Tower CLO, Ltd.
2,000,000	Series 2007-6A, Class C, 1.71%, 04/17/21	100,000

	Total Asset-Backed Securities (Cost $22,775,959)	2,288,469

Claims (l) - 0.1%
AEROSPACE - 0.0%
	Delta Air Lines, Inc.
310,290	Comair ALPA Claim, 12/31/10	7,757
879,660	Delta ALPA Claim, 12/31/10	83,568
	Northwest Airlines, Inc.
5,400,000	ALPA Trade Claim, 08/21/13	10,152
2,914,735	Bell Atlantic Trade Claim, 08/21/13	5,480
3,000,000	CIT Leasing Corp Trade Claim, 08/21/13	5,640
5,000,000	EDC Trade Claims, 08/21/13	9,400
9,587,700	Flight Attendant Claim, 08/21/13	18,025
3,250,000	GE Trade Claim, 08/21/13	6,110
5,690,250	IAM Trade Claim, 08/21/13	10,698
6,250,000	Mesaba Trade Claim, 08/21/13	11,750
6,322,050	Retiree Claim, 08/21/13	11,885

		180,465

UTILITY - 0.1%
18,500,000	Mirant Corp.	185,000

	Total Claims (Cost $7,883,349)	365,465

8 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

February 28, 2009	Highland Floating Rate Fund

Shares		Value ($)
Common Stocks (k) - 0.1%

AEROSPACE - 0.0%
22,640	Delta Air Lines, Inc.	113,881

BROADCASTING - 0.0%
152,363	Communications Corp. of America (b) (c)	—

TRANSPORTATION — LAND TRANSPORTATION - 0.0%
10,048	SIRVA Worldwide, Inc. (b)	92,542

UTILITY - 0.1%
121,313	Entegra TC, LLC	424,596

	Total Common Stocks (Cost $2,414,633)	631,019

Units
Warrants (l) - 0.0%

ENERGY - 0.0%
213,605	Value Creation, Inc., expires 01/28/14 (b)	—
213,605	Value Creation, Inc., expires 01/28/14 (b)	—

	Total Warrants (Cost $—)	—

Total Investments - 71.9% (Cost of $991,638,961) (m)		519,492,441

Other Assets & Liabilities, Net - 28.1%		203,487,074

Net Assets - 100.0%		722,979,515

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which Highland Floating Rate Fund (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. (Unless otherwise identified by footnote (h), all senior loans carry a variable rate of interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at February 28, 2009. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $47,353,842, or 6.5% of net assets, were fair valued as of February 28, 2009.

(c)	Affiliated issuer. See Note 10.

(d)	The issuer is in default of its payment obligation. Income is not being accrued.

(e)	Senior Loan assets have additional unfunded loan commitments. See Note 9.

(f)	Loans held on participation. See Note 7.

(g)	All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(h)	Fixed rate senior loan.

(i)	The issuer is in liquidation.

(j)	Floating rate asset. The interest rate shown reflects the rate in effect at February 28, 2009.

(k)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At February 28, 2009, these securities amounted to $ 2,288,469 or 0.3% of net assets.

(l)	Non-income producing security.

(m)	Cost for U.S. federal income tax purposes is $991,874,442. Foreign Denominated Senior Loans

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

DIP	Debtor-in-Possession

PIK	Payment-in-Kind

AUD	Australian Dollar

EUR	Euro Currency

GBP	Great Britain Pound
Forward foreign currency contracts outstanding as of February 28, 2009 were as follows:

		Principal
Contracts		Amount		Net
to Buy or		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Appreciation
Sell	EUR	15,000,000	05/05/09	$393,502
Sell	EUR	21,500,000	08/03/09	535,504
Sell	GBP	18,060,000	05/05/09	78,593
Sell	GBP	7,150,000	08/03/09	(27,370)

				$980,229

Foreign Denominated Senior Loans
Industry Concentration Table:
(% of Net Assets)

Financial	2.8%
Cable/Wireless Video	2.3%
Broadcasting	1.4%
Diversified Media	1.3%
Retail	1.1%
Healthcare	1.0%
Information Technology	0.6%
Consumer Durables	0.4%
Food/Tobacco	0.3%
Aerospace	0.3%
Telecommunications	0.2%

Total	11.7%

See accompanying Notes to Financial Statements. | 9

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2009 (unaudited)	Highland Floating Rate Fund

	($)
Assets:
Unaffiliated issuers, at value (cost $988,291,050)	518,260,582
Affiliated issuers, at value (cost $3,347,911) (Note 10)	1,231,859

Total investments, at value (cost $991,638,961)	519,492,441
Cash	149,432,665
Foreign currency (cost $1,325,527)	1,333,872
Net unrealized appreciation on forward foreign currency contracts	1,007,599
Receivable for:
Investments sold	52,470,857
Dividends and interest receivable	13,250,892
Fund shares sold	600,026
Other assets	46,218

Total assets	737,634,570

Liabilities:
Net unrealized depreciation on forward foreign currency contracts	27,370
Net discount and unrealized depreciation on unfunded transactions (Note 9)	4,935,107
Payables for:
Distributions	1,724,952
Investments purchased	7,113,085
Investment advisory fee payable (Note 4)	356,342
Administration fee (Note 4)	109,901
Trustees’ fees (Note 4)	1,306
Service and distribution fees (Note 4)	319,708
Accrued expenses and other liabilities	67,284

Total liabilities	14,655,055

Net Assets	722,979,515

Composition of Net Assets:
Par value (Note 1)	129,702
Paid-in capital	1,433,876,969
Overdistributed net investment income (Note 2)	(32,688,633)
Accumulated net realized gain/(loss) from investments and foreign currency transactions	(200,841,849)
Net unrealized appreciation/(depreciation) on investments, unfunded transactions, forward currency contracts, and translation of assets and liabilities denominated in foreign currency	(477,496,674)

Net Assets	722,979,515

Class A
Net assets	267,824,164
Shares outstanding (unlimited authorization)	48,028,359
Net asset value per share (Net assets/shares outstanding)	5.58	(a)
Maximum offering price per share (100 / 96.50 of $5.58)	5.78	(b)

Class B
Net assets	32,155,509
Shares outstanding (unlimited authorization)	5,771,762
Net asset value and offering price per share (Net assets/shares outstanding)	5.57	(a)

Class C
Net assets	357,952,031
Shares outstanding (unlimited authorization)	64,227,935
Net asset value and offering price per share (Net assets/shares outstanding)	5.57	(a)

Class Z
Net assets	65,047,811
Shares outstanding (unlimited authorization)	11,674,045
Net asset value, offering and redemption price per share (Net assets/shares outstanding)	5.57

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $100,000 or more, the offering price is reduced.
10 | See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2009 (unaudited)	Highland Floating Rate Fund

($)
Investment Income:
Interest from unaffiliated issuers	40,632,704
Interest from affiliated issuers (Note 10)	98,107

Total investment income	40,730,811

Expenses:
Investment advisory fees (Note 4)	2,821,207
Administration fees (Note 4)	870,844
Accounting service fees	152,315
Distribution fee: (Note 4)
Class A	159,902
Class B	93,489
Class C	1,278,675
Service fee: (Note 4)
Class A	399,755
Class B	51,938
Class C	532,781
Transfer agent fee	564,656
Professional fees	177,506
Trustees’ fees (Note 4)	97,384
Custodian fees	61,973
Registration fees	34,712
Reports to shareholders	188,884
Commitment Fee expense (Note 8)	158,883
Interest expense (Note 8)	6,945
Insurance expense	54,376
Other expenses	54,780

Total operating expenses	7,761,005

Fees and expenses waived or reimbursed by Investment Adviser (Note 4)	(75,133)

Net expenses	7,685,872

Net investment income	33,044,939

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments from unaffiliated issuers	(153,037,660)
Net realized gain/(loss) on foreign currency transactions	32,053,589
Net change in unrealized appreciation/(depreciation) on investments	(214,432,717)
Net change in unrealized appreciation/(depreciation) on unfunded transactions (Note 9)	(4,351,622)
Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	(13,075,388)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currency	(5,087)

Net realized and unrealized gain/(loss) on investments	(352,848,885)

Net decrease in net assets from operations	(319,803,946)

See accompanying Notes to Financial Statements. | 11

STATEMENTS OF CHANGES IN NET ASSETS
Highland Floating Rate Fund

	Six Months Ended
	February 28, 2009	Year Ended
	(unaudited)	August 31, 2008
	($)	($)
Increase/(Decrease) in Net Assets:

From Operations
Net investment income	33,044,939	114,155,344
Net realized gain/(loss) on investments, swaps and foreign currency transactions	(120,984,071)	(83,725,992)
Net change in unrealized appreciation/(depreciation) on investments, unfunded transactions, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currency	(231,864,814)	(173,029,706)

Net change in net assets from operations	(319,803,946)	(142,600,354)

Distributions Declared to Shareholders
From net investment income
Class A	(22,265,116)	(45,875,769)
Class B	(2,736,244)	(6,117,006)
Class C	(28,933,419)	(48,402,770)
Class Z	(5,792,742)	(13,982,101)

Total distributions declared to shareholders	(59,727,521)	(114,377,646)

Share Transactions
Class A
Subscriptions	23,455,105	173,305,724
Distributions reinvested	11,875,765	21,495,858
Redemptions	(112,307,087)	(537,929,077)

Net decrease	(76,976,217)	(343,127,495)

Class B
Subscriptions	494,093	120,075
Distributions reinvested	1,635,704	3,676,392
Redemptions	(19,371,613)	(45,523,266)

Net decrease	(17,241,816)	(41,726,799)

Class C
Subscriptions	7,962,868	79,685,545
Distributions reinvested	13,442,105	22,545,251
Redemptions	(90,304,092)	(306,900,082)

Net decrease	(68,899,119)	(204,669,286)

Class Z
Subscriptions	4,060,876	35,791,872
Distributions reinvested	1,808,797	4,860,149
Redemptions	(28,499,161)	(234,090,910)

Net decrease	(22,629,488)	(193,438,889)

Net decrease from share transactions	(185,746,640)	(782,962,469)

Total decrease in net assets	(565,278,107)	(1,039,940,469)

Net Assets
Beginning of period	1,288,257,622	2,328,198,091

End of period (including overdistributed net investment income of $ (32,688,633) and $(6,006,051), respectively)	722,979,515	1,288,257,622

12 | See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
Highland Floating Rate Fund

	Six Months Ended
	February 28, 2009	Year Ended
	(unaudited)	August 31, 2008
	($)	($)
Change in Shares
Class A
Subscriptions	3,543,246	19,008,681
Issued for distributions reinvested	2,045,696	2,387,245
Redemptions	(15,722,820)	(59,321,594)

Net decrease	(10,133,878)	(37,925,668)
Class B
Subscriptions	64,506	13,454
Issued for distributions reinvested	281,312	407,732
Redemptions	(2,736,130)	(5,077,429)

Net decrease	(2,390,312)	(4,656,243)
Class C
Subscriptions	1,292,712	8,658,585
Issued for distributions reinvested	2,321,571	2,505,716
Redemptions	(13,094,755)	(34,088,422)

Net decrease	(9,480,472)	(22,924,121)
Class Z
Subscriptions	647,787	3,961,872
Issued for distributions reinvested	309,997	532,609
Redemptions	(4,339,569)	(25,349,655)

Net decrease	(3,381,785)	(20,855,174)
See accompanying Notes to Financial Statements. | 13

STATEMENT OF CASH FLOWS

For the Six Months Ended February 28, 2009 (unaudited)	Highland Floating Rate Fund

($)
Cash Flows Provided by Operating Activities
Net investment income	33,044,939

Adjustments to Reconcile Net Investment Income to Net Cash and Foreign Currency Provided by Operating Activities
Purchase of investment securities	(56,237,669)
Proceeds from disposition of investment securities	361,045,349
Decrease in receivable for investments sold	14,827,310
Decrease in interest and fees receivable	1,280,316
Increase in other assets	(91,603)
Net amortization/(accretion) of premium/(discount)	(1,830,872)
Mark-to-market on realized and unrealized gain/(loss) on foreign currency	32,048,502
Decrease in payable for investments purchased	(53,801,744)
Decrease in payables to related parties	(631,265)
Decrease in other expenses and liabilities	(705,707)

Net cash and foreign currency provided by operating activities	328,947,556

Cash Flows Used by Financing Activities
Decrease in notes payable	(11,086)
Proceeds from shares sold	38,486,382
Payment of shares redeemed	(250,487,639)
Distributions paid in cash	(32,811,280)

Net cash flow used by financing activities	(244,823,623)

Net increase in cash and foreign currency	84,123,933

Cash and Foreign Currency
Beginning of the period	66,642,604

End of the period	150,766,537

Supplemental disclosure of cash flow information:
Cash paid during the year for interest	6,945

14 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Highland Floating Rate Fund
Selected data for a share outstanding throughout each period is as follows:

	Six Months Ended
	February 28, 2009		Years Ended August 31,
Class A Shares	(unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$8.31		$9.65	$9.95		$9.88	$9.80	$9.29

Income from Investment Operations:
Net investment income(a)	0.25		0.63	0.75		0.70	0.49	0.37
Net realized and unrealized gain/(loss)(a)	(2.52)		(1.36)	(0.29)		0.07	0.08	0.52

Total from investment operations	(2.27)		(0.73)	0.46		0.77	0.57	0.89

Less Distributions Declared to Shareholders:
From net investment income	(0.46)		(0.61)	(0.76)		(0.70)	(0.49)	(0.38)
From net realized gains	—		—	—		—	—	—

Total distributions declared to shareholders	(0.46)		(0.61)	(0.76)		(0.70)	(0.49)	(0.38)

Net Asset Value, End of Period	$5.58		$8.31	$9.65		$9.95	$9.88	$9.80
Total return(b)	(27.32	)%(c)	(7.62)%	4.28	%(d)	8.18%	5.93%	9.65%

Ratios to Average Net Assets/ Supplemental Data:
Net assets, end of period (000’s)	$267,824		$483,320	$926,800		$732,767	$355,998	$222,032
Total expenses excluding interest and commitment fee expenses	1.56%		1.42%	1.12%		1.18%	1.23%	1.32%
Interest and commitment fee expenses	—	(f)	0.01%	0.03%		0.04%	0.05%	— (f)
Waiver/reimbursement	0.02%		0.01%	—		0.01%	0.08%	0.17%
Net expenses including interest and commitment fee expenses(e)	1.54%		1.42%	1.15%		1.21%	1.20%	1.15%
Net investment income	7.82%		6.92%	7.55%		7.08%	5.05%	3.78%
Portfolio turnover rate	7	%(c)	24%	86%		64%	75%	97%

(a)	Per share data was calculated using average shares outstanding during the period.

(b)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or contingent deferred sales charge (“CDSC”). For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)	Not annualized.

(d)	A late audit adjustment was made to NAV, however, performance was not recalculated using the adjusted NAV. Rather total return is calculated using the net asset value used for trading at the close of business on August 31, 2007.

(e)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

(f)	Rounds to less than 0.01%.
See accompanying Notes to Financial Statements. | 15

FINANCIAL HIGHLIGHTS
Highland Floating Rate Fund
Selected data for a share outstanding throughout each period is as follows:

	Six Months Ended
	February 28, 2009		Years Ended August 31,
Class B Shares	(unaudited)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.30		$9.64	$9.95	$9.87	$9.80	$9.29

Income from Investment Operations:
Net investment income(a)	0.24		0.59	0.72	0.67	0.46	0.34
Net realized and unrealized gain/(loss)(a)	(2.52)		(1.35)	(0.31)	0.08	0.06	0.51

Total from investment operations	(2.28)		(0.76)	0.41	0.75	0.52	0.85

Less Distributions Declared to Shareholders:
From net investment income	(0.45)		(0.58)	(0.72)	(0.67)	(0.45)	(0.34)
From net realized gains	—		—	—	—	—	—

Total distributions declared to shareholders	(0.45)		(0.58)	(0.72)	(0.67)	(0.45)	(0.34)

Net Asset Value, End of Period	$5.57		$8.30	$9.64	$9.95	$9.87	$9.80
Total return(b)	(27.49	)%(c)	(8.05)%	4.03%	7.82%	5.46%	9.27%

Ratios to Average Net Assets/ Supplemental Data:
Net assets, end of period (000’s)	$32,156		$67,784	$123,580	$150,922	$169,780	$191,365
Total expenses excluding interest and commitment fee expenses	1.91%		1.77%	1.47%	1.53%	1.58%	1.67%
Interest and commitment fee expenses	—	(e)	0.01%	0.03%	0.04%	0.05%	— (e)
Waiver/reimbursement	0.02%		0.01%	—	0.01%	0.08%	0.17%
Net expenses including interest and commitment fee expenses(d)	1.89%		1.77%	1.50%	1.56%	1.55%	1.50%
Net investment income	7.47%		6.57%	7.20%	6.73%	4.70%	3.51%
Portfolio turnover rate	7	%(c)	24%	86%	64%	75%	97%

(a)	Per share data was calculated using average shares outstanding during the period.

(b)	Total return is at net asset value assuming all distributions are reinvested and no CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)	Not annualized.

(d)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

(e)	Rounds to less than 0.01%.
16 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Highland Floating Rate Fund
Selected data for a share outstanding throughout each period is as follows:

	Six Months Ended
	February 28, 2009		Years Ended August 31,
Class C Shares	(unaudited)		2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$8.30		$9.64	$9.95	$9.87	$9.80	$9.29

Income from Investment Operations:
Net investment income(a)	0.23		0.58	0.70	0.65	0.45	0.32
Net realized and unrealized gain/(loss)(a)	(2.51)		(1.35)	(0.30)	0.08	0.06	0.52

Total from investment operations	(2.28)		(0.77)	0.40	0.73	0.51	0.84

Less Distributions Declared to Shareholders:
From net investment income	(0.45)		(0.57)	(0.71)	(0.65)	(0.44)	(0.33)
From net realized gains	—		—	—	—	—	—

Total distributions declared to shareholders	(0.45)		(0.57)	(0.71)	(0.65)	(0.44)	(0.33)

Net Asset Value, End of Period	$5.57		$8.30	$9.64	$9.95	$9.87	$9.80
Total return(b)	(27.55	)%(c)	(8.19)%	3.87%	7.65%	5.30%	9.10%

Ratios to Average Net Assets/ Supplemental Data:
Net assets, end of period (000’s)	$357,952		$612,137	$931,623	$627,964	$366,841	$278,797
Total expenses excluding interest and commitment fee expenses	2.06%		1.92%	1.62%	1.68%	1.73%	1.82%
Interest and commitment fee expenses	—	(e)	0.01%	0.03%	0.04%	0.05%	— (e)
Waiver/reimbursement	0.02%		0.01%	—	0.01%	0.08%	0.17%
Net expenses including interest and commitment fee expenses(d)	2.04%		1.92%	1.65%	1.71%	1.70%	1.65%
Net investment income	7.32%		6.42%	7.05%	6.58%	4.55%	3.28%
Portfolio turnover rate	7	%(c)	24%	86%	64%	75%	97%

(a)	Per share data was calculated using average shares outstanding during the period.

(b)	Total return is at net asset value assuming all distributions are reinvested and no CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)	Not annualized.

(d)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

(e)	Rounds to less than 0.01%.
See accompanying Notes to Financial Statements. | 17

FINANCIAL HIGHLIGHTS
Highland Floating Rate Fund
Selected data for a share outstanding throughout each period is as follows:

	Six Months Ended
	February 28, 2009		Years Ended August 31,
Class Z Shares	(unaudited)		2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$8.30		$9.64	$9.95	$9.87	$9.80	$9.29

Income from Investment Operations:
Net investment income(a)	0.26		0.66	0.79	0.74	0.53	0.40
Net realized and unrealized gain/(loss)(a)	(2.51)		(1.36)	(0.31)	0.08	0.06	0.52

Total from investment operations	(2.25)		(0.70)	0.48	0.82	0.59	0.92

Less Distributions Declared to Shareholders:
From net investment income	(0.48)		(0.64)	(0.79)	(0.74)	(0.52)	(0.41)
From net realized gains	—		—	—	—	—	—

Total distributions declared to shareholders	(0.48)		(0.64)	(0.79)	(0.74)	(0.52)	(0.41)

Net Asset Value, End of Period	$5.57		$8.30	$9.64	$9.95	$9.87	$9.80
Total return (b)	(27.23	)%(c)	(7.40)%	4.75%	8.57%	6.20%	10.03%

Ratios to Average Net Assets/ Supplemental Data:
Net assets, end of period (000’s)	$65,048		$125,017	$346,195	$225,284	$192,482	$139,577
Total expenses excluding interest and commitment fee expenses	1.21%		1.07%	0.77%	0.83%	0.88%	0.97%
Interest and commitment fee expenses	—	(e)	0.01%	0.03%	0.04%	0.05%	— (e)
Waiver/reimbursement	0.02%		0.01%	—	0.01%	0.08%	0.17%
Net expenses including interest and commitment fee expenses(d)	1.19%		1.07%	0.80%	0.86%	0.85%	0.80%
Net investment income	8.17%		7.27%	7.90%	7.43%	5.40%	4.12%
Portfolio turnover rate	7	%(c)	24%	86%	64%	75%	97%

(a)	Per share data was calculated using average shares outstanding during the period.

(b)	Total return is at net asset value assuming all distributions are reinvested. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)	Not annualized.

(d)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

(e)	Rounds to less than 0.01%.
18 | See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

February 28, 2009	Highland Floating Rate Fund
Note 1. Organization
Highland Floating Rate Fund (the “Fund”) is a Delaware statutory trust that is successor in interest to a Massachusetts business trust of the same name and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company.
Investment Objective
The Fund seeks a high level of current income, consistent with preservation of capital.
Fund Shares
The Fund may issue an unlimited number of shares with par value $0.001 per share and continuously offers three classes of shares: Class A, Class C and Class Z. The Fund has discontinued selling Class B Shares to new and existing investors, although existing investors may still reinvest distributions in Class B Shares. Class A shares are sold with a front-end sales charge. Class A, B and C shares may be subject to a contingent deferred sales charge (“CDSC”). Class Z shares are sold only to certain eligible investors. Certain share classes have their own sales charge and bear class-specific expenses, which include distribution fees and service fees.
Note 2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.
Use of Estimates
The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that may affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.
Fund Valuation
The net asset value (“NAV”) of the Fund’s Shares is calculated daily in accordance with procedures approved by the Board of Trustees (the “Board” or “Trustees”) . The NAV per share of each class of the Fund’s shares is calculated by dividing the value of the Fund’s net assets attributable to class of shares by the total number of Shares of the class outstanding.
Valuation of Investments
In computing the Fund’s net assets, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will generally be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and is approved by the Fund’s Board.
Securities for which market quotations are not readily available, and for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, a method of valuation which approximates market value. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Semi-Annual Report | 19

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2009	Highland Floating Rate Fund
Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (“FAS 157”):
In September 2006, the Financial Accounting Standards Board (“FASB”) issued FAS 157, “Fair Value Measurement,” which is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. FAS 157 defines how fair value should be determined for financial reporting purposes, establishes a framework for measuring fair value under GAAP, and requires additional disclosures about the use of fair value measurements in interim and annual periods subsequent to initial recognition, expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on net assets, but is not expected to result in any changes to the fair value measurements of the Fund’s investments. Adoption of FAS 157 requires the Fund to assume that the portfolio investment is sold in a principal market to a market participant, or in the absence of a principal market, the most advantageous market, which may be a hypothetical market.
The Fund has adopted FAS 157 as of September 1, 2008. The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of FAS 157 did not have any material effect on the Fund’s NAV. However, the adoption of FAS 157 does require the Fund to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the reportable periods as contained in the Fund’s periodic filings. The levels of fair value inputs used to measure the Fund’s investments are characterized in accordance with the fair value hierarchy established by FAS 157. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy established under FAS 157 are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s assets as of February 28, 2009 is as follows:

Investments in Securities
(Market Value)	Total	Level 1	Level 2	Level 3
Portfolio Investments	$519,492,441	$113,881	$209,774,293	$309,604,267

Total	$519,492,441	$113,881	$209,774,293	$309,604,267

Other Financial Instruments (Unrealized Appreciation/ (Depreciation)) *
Forward Foreign Currency Contracts	$980,229	$—	$980,229	$—

Total	$980,229	$—	$980,229	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the investment.
20 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2009	Highland Floating Rate Fund
The Fund did not have any liabilities that were measured at fair value on a recurring basis at February 28, 2009.
The table below sets forth a summary of changes in the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended February 28, 2009.

Assets at Fair Value using unobservable inputs (Level 3)	Portfolio Investments
Balance as of August 31, 2008	$293,124,904
Transfers in/(out) of Level 3	282,004,789
Net amortization/(accretion) of premium/(discount)	873,956
Net realized gains/(losses)	(27,064,157)
Net unrealized gains/(losses)	(183,517,408)
Net purchases and sales*	(55,817,817)

Balance as of February 28, 2009	$309,604,267

*	Includes any applicable borrowings and/or paydowns made on revolving credit facilities held in the Fund’s investment portfolio.
The net unrealized losses presented in the table above relates to investments that are still held at February 28, 2009, and the Fund presents these unrealized losses on the Statement of Operations as net change in unrealized appreciation/(depreciation) on investments.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the six months ended February 28, 2009, $282,004,789 of the Fund’s portfolio investments was transferred to/from Level 2 to Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
New Accounting Pronouncements
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.
In April 2009, FASB Staff Position No. 157-4 — Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”) was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 — Fair Value Measurement. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Early adoption is permitted for periods ending after March 15, 2009. Earlier adoption for periods ending before March 15, 2009, is not permitted. At this time, Management is evaluating the impact of FSP 157-4 on the Fund’s financial statements.
Security Transactions
Security transactions are accounted for on the trade date. Costs and gains/(losses) are determined based upon the specific identification method for both financial statement and U.S. federal income tax purposes.
Foreign Currency
Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are
Semi-Annual Report | 21

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2009	Highland Floating Rate Fund
translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.
Forward Foreign Currency Contracts
In order to minimize the movement in NAV resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.
Income Recognition
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums, if any. Facility fees received are recorded as a reduction of cost to the loan and amortized through the maturity of the loan. Dividend income is recorded on the ex-dividend date.
Determination of Class Net Asset Values
All income, expenses (other than distribution fees and service fees, which are class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains/(losses) are allocated to each class of shares of the Fund on a daily basis for purposes of determining the NAV of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains/(losses) are allocated based on the relative net assets of each class.
U.S. Federal Income Tax Status
The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for its tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Fund intends to distribute, in each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.
On July 13, 2006, the FASB released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance on how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to satisfy the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. The Fund adopted FIN 48 on September 1, 2007, for all subsequent reporting periods and management has determined that there has been no material impact on the financial statements.
Distributions to Shareholders
Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.
Distributions made by regulated investment companies may differ from aggregate GAAP-basis undistributed net investment income and accumulated net realized gains (total GAAP-basis net realized gains). The principal cause is that required minimum fund distributions are based on income tax regulations, rather than GAAP. The differences created can be temporary, meaning they will reverse in the future, or they can be permanent. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital at year-end. For the six months ended February 28, 2009, the difference between distributions made and GAAP net investment income was primarily attributable to differences in the treatment of gains on foreign currency transactions.
Cash and Cash Equivalents
The Fund considers liquid assets deposited with a bank, money market funds, and certain short term debt instruments with maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the statement of assets and liabilities. At February 28, 2009, the Fund had $1,333,872 of cash and cash equivalents denominated in foreign currencies, with a cost of $1,325,527.
22 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2009	Highland Floating Rate Fund
Statement of Cash Flows
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash and foreign currency amount shown in the Statement of Cash Flows is the amount included within the Fund’s Statement of Assets and Liabilities and includes cash and foreign currency on hand at its custodian bank and sub-custodian bank, respectively, and does not include any short-term investments.
Note 3. U.S. Federal Tax Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These differences are primarily attributable to reclassification of foreign currency transactions.
Reclassifications are made to the Fund’s capital accounts at fiscal year end for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.
The tax character of distributions paid during the past two tax years ended August 31, 2008 and August 31, 2007, were as follows:

Distributions paid from:	2008	2007
Ordinary Income *	$114,377,646	$148,780,797

Long-term capital gains	—	—

*	For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.
As of August 31, 2008, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

Capital Loss	Undistributed	Undistributed
Carry	Ordinary	Long-Term	Net Unrealized
Forward*	Income	Capital Gains	Depreciation**
$(11,586,151)	$11,976,880	$—	$(260,604,463)

*	The accumulated losses of $11,586,151 to offset future capital gains, if any, will expire on August 16, 2016.

**	The differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales, premium amortization and Section 732 adjustments.
Unrealized appreciation and depreciation at February 28, 2009, based on cost of investments for U.S. federal income tax purposes, and excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates was:

Unrealized appreciation	$669,657
Unrealized depreciation	(473,051,658)

Net unrealized depreciation	$(472,382,001)

Note 4. Advisory, Administration, Service and Distribution and Trustee Fees
Investment Advisory Fee
The Investment Adviser receives from the Fund a monthly advisory fee, based on the Fund’s average daily net assets at the following annual rates:

Average Daily Managed Assets	Annual Fee Rate
First $1 billion	0.65%

Next $1 billion	0.60%

Over $2 billion	0.55%
For the six months ended February 28, 2009, the Fund’s effective investment advisory fee rate was 0.65%.
Administration Fees
The Investment Adviser provides administrative services to the Fund for a monthly administration fee at the annual rate of 0.20% of the Fund’s average daily net assets. Under a separate sub-administration agreement, the Investment Adviser has delegated certain administrative functions to PNC Global Investment Servicing (U.S.) Inc. (“PNC”), formerly known as PFPC Inc. The Investment Adviser pays PNC directly for these services.
Service and Distribution Fees
PFPC Distributors, Inc. (the “Underwriter”) serves as the principal underwriter and distributor of the Fund’s shares. The Underwriter receives the front end sales charge imposed on the sale of Class A Shares and the CDSC imposed on certain redemptions of Class A, Class B and Class C Shares. For the six months ended February 28, 2009, the Underwriter received $1,447 of front-end sales charges on Class A Shares and received $8,894, $16,735 and $36,146 of CDSC on Class A, Class B and Class C Share redemptions, respectively.
The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) which requires the payment of a monthly service fee to the Underwriter at an annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C Shares of the Fund. The Plan also
Semi-Annual Report | 23

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2009	Highland Floating Rate Fund
requires the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.10%, 0.45% and 0.60% of the average daily net assets attributable to Class A, Class B and Class C Shares, respectively.
Expense Limits and Fee Reimbursements
Prior to October 1, 2008, the Investment Adviser voluntarily had agreed to waive advisory fees and administration fees and reimburse the Fund for certain expenses (exclusive of distribution and service fees, brokerage commissions, commitment fees, interest, taxes and extraordinary expenses, if any) so that total expenses will not exceed 1.00% of the average daily net assets of the Fund for each share class. For the six months ended February 28, 2009, the Investment Adviser waived fees in an amount equal to 0.02% of the average daily net assets of the Fund. This waiver was discontinued by the Investment Adviser effective October 1, 2008.
Fees Paid to Officers and Trustees
Each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies and a business development company advised by the Investment Adviser as of the date of this annual report.
The Fund pays no compensation to its one interested Trustee or any of its officers, all of whom are employees of the Investment Adviser.
Note 5. Fund Information
For the six months ended February 28, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $56,237,669 and $361,045,349, respectively.
Note 6. Periodic Repurchase Offers
The Fund has adopted a policy to offer each fiscal quarter to repurchase a specified percentage (between 5% and 25%) of the shares then outstanding at the Fund’s NAV (“Repurchase Offers”). Repurchase Offers are scheduled to occur on or about the 15th day (or the next business day if the 15th is not a business day) in the months of March, June, September, and December. It is anticipated that normally the date on which the repurchase price of shares will be determined (the “Repurchase Pricing Date”) will be the same date as the deadline for shareholders to provide their repurchase requests to the Distributor (the “Repurchase Request Deadline”), and if so, the Repurchase Request Deadline will be set for a time no later than the close of regular trading on the New York Stock Exchange on such date. The Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day. Repurchase proceeds will be paid to shareholders no later than seven days after the Repurchase Pricing Date. If shareholders tender for repurchase more than the Repurchase Offer amount for a given Repurchase Offer, the Fund may repurchase an additional amount of shares of up to 2% of the shares outstanding on the Repurchase Request Deadline.
For the six months ended February 28, 2009, there were two Repurchase Offers. For each Repurchase Offer, the Fund offered to repurchase 10% of its shares. In the September and December 2008 Repurchase Offers, 11% and 12%, respectively, of shares outstanding were repurchased. In connection with the September and December 2008 Repurchase Offers, the Fund repurchased an additional 1% and 2%, respectively, of the shares outstanding on the Repurchase Request Deadline to accommodate the shareholder repurchase requests.
Note 7. Senior Loan Participation Commitments
The Fund invests, under normal conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in adjustable rate senior loans (“Senior Loans”), the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic or foreign corporations, partnerships and other entities that operate in a variety of industries or geographic regions (“Borrowers”). If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, not with the Borrower directly.
As such, the Fund assumes the credit risk of the Borrowers, selling participants or other persons interpositioned between the Fund and the Borrowers. The ability of Borrowers, selling participants or other persons interpositioned between the Fund and the Borrowers to meet their obligations may be affected by a number of factors, including economic developments.
At February 28, 2009, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Fund on a participation basis.
24 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2009	Highland Floating Rate Fund

	Principal
Selling Participant	Amount		Value
BNP Paribas:
Ypso Holding SA
Eur B (Acq) 2 Facility	EUR	1,577,258	$1,191,903
Eur B (Recap) 1 Facility	2,504,957		1,893,742
Eur B (Recap) 2 Facility	73,323		55,352
BNY Asset Solutions, LLC:
Motor Coach Industries
International, Inc.
Second Lien Term Loan	$1,141,696		599,390
Credit Suisse, Cayman Island Branch:
Ginn LA Conduit Lender, Inc.
First Lien Tranche A
Credit-Linked Deposit	2,369,328		292,209
First Lien Tranche B Term Loan	5,078,978		626,390
Goldman Sachs Credit Partners:
Motor Coach Industries
International, Inc.
Second Lien Tranche A Note	1,305,937		1,044,750
Harris Global Financing Services:
Bridge Information Systems, Inc.
Multidraw Term Loan	461,085		6,916

			$5,710,652

Note 8. Credit Agreement
On September 12, 2008, the Fund, along with other funds in the Highland Fund Complex, entered into a $75,000,000 credit agreement with The Bank of Nova Scotia (the “Credit Agreement”) to be used for temporary or emergency purposes to facilitate portfolio liquidity. Each of the Funds has access to the facility, but aggregate borrowings could not exceed $75,000,000. Interest is charged to the Funds based on their respective borrowings at a rate equal to the greater of the Prime Rate or .50% over the Federal Funds Effective Rate. In addition, the Fund has agreed to pay commitment fees of .20% on the undrawn amounts, which are included on the Statement of Operations.
Prior to September 12, 2008, along with other funds in the Highland Fund Complex, the Highland Floating Rate Fund had entered into a $165,000,000 Credit Agreement, with similar terms that are described above.
For the period ended February 28, 2009, the average daily loan balance outstanding for the four days where borrowings existed was $50,000,000 at a weighted average interest rate of 5.00%.
Interest expense of $6,945 was paid for use of the line of credit and is included on the Statement of Operations.
Note 9. Unfunded Loan Commitments
As of February 28, 2009, the Fund had unfunded loan commitments of $19,207,891 which could be extended at the option of the borrower, pursuant to loan agreements with the following borrowers:

Unfunded
Loan
Borrower	Commitment
Broadstripe, LLC	$6,095,360
Cricket Communications, Inc.	6,500,000
Fontainebleau Las Vegas, LLC	1,811,243
Readers Digest Association, Inc.	35,000
SIRVA Worldwide, Inc.	816,508
Westgate Investments, LLC	3,949,780

$19,207,891

Unfunded loan commitments are marked to market on the relevant day of valuation in accordance with the Fund’s valuation policies. Any applicable unrealized gain/(loss) and unrealized appreciation/(depreciation) on unfunded loan commitments are recorded on the Statement of Assets and Liabilities and the Statement of Operations, respectively. As of February 28, 2009, the Fund recognized net discount and unrealized depreciation on unfunded transactions of $4,935,107. The net change in unrealized depreciation on unfunded transactions of $4,351,622 is recorded in the Statement of Operations.
Note 10. Affiliated Issuers
Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. The Fund held at least five percent of the outstanding voting stock of the following companies during the six months ended February 28, 2009:

	Par Value at	Shares at	Market Value
	February 28,	February 28,	August 31,	February 28,
	2009	2009	2008	2009
ComCorp Broadcasting, Inc.*
(Senior Loans)	$2,513,997	—	$2,309,752	$1,231,859
Communications Corp. of America
(Common Stock)	—	152,363	688,681	—

	$2,513,997	152,363	$2,998,433	$1,231,859

*	Company is a wholly owned subsidiary of Communications Corp. of America.
Semi-Annual Report | 25

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2009	Highland Floating Rate Fund
Note 11. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Note 12. Disclosure of Significant Risks and Contingencies
Industry Concentration Risk
The Fund will concentrate its investments in the financial services industry, subjecting it to greater risk than a fund that is more diversified.
Non-Payment Risk
Senior Loans, like other corporate debt obligations, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the NAV of the Fund.
Credit Risk
Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/or interest payments. Investments in high-yield securities may result in greater NAV fluctuation than if the Fund did not make such investments.
Currency Risk
A portion of the Fund’s assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are quoted or denominated. Further, the Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.
Non-U.S. Securities
Investment in securities of non-U.S. issuers may involve special risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the Fund invests a significant portion of its non-U.S. investments in one region or in the securities of emerging market issuers.
These risks may include: (i) non-U.S. issuers may be subject to less rigorous disclosure, accounting standards and regulatory requirements; (ii) many non-U.S. markets are smaller, less liquid and more volatile and the Adviser may not be able to sell the Fund’s investments at times, in amounts and at prices it considers reasonable; and (iii) the economies of non-U.S. issuers may grow at slower rates than expected or may experience more severe downturns or recessions. Additionally, certain investments in non-U.S. issuers also may be subject to foreign withholding or other taxes on dividends, interest or capital gain.
Derivatives Risk
Derivative transactions in which the Fund may engage for hedging and speculative purposes or to enhance total return, including engaging in transactions such as options, futures, swaps, foreign currency transactions (including forward foreign currency contracts, currency swaps or options on currency and currency futures) and other derivative transactions, involve certain risks and considerations. These risks include the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. The use of derivative transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market value, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. The successful use of derivative transactions depends on the Adviser’s ability to predict correctly the direction and extent of movements in interest rates.
Swaps Risk
Investments in swaps involve the exchange with another party of their respective commitments. Use of swaps subjects the Fund to risk of default by the counterparty. If there is a default by the counterparty to such a transaction, there may be contractual remedies pursuant to the agreements related to the transaction although contractual remedies may not be sufficient, especially if the counterparty is insolvent. However, the swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. The Fund may enter into total return swaps, credit default swaps, currency swaps or other swaps which may be surrogates for other instruments such as currency forwards or options.
Semi-Annual Report | 26

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2009	Highland Floating Rate Fund
Counterparty Credit Risk
Counterparty credit risk is the potential loss the Fund may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty credit risk is measured as the loss the Fund would record if its counterparties failed to perform pursuant to the terms of their obligations to the Fund. Because the Fund enters into over-the-counter forwards, options, swaps and other derivative financial instruments, the Fund is exposed to the credit risk of its counterparties. To limit the counterparty credit risk associated with such transactions, the Fund conducts business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.
Note 13. Market Conditions
Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including the Funds. Events contributing to this volatility include, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG. The potential investment in the financial sector in general, as reflected in each Fund’s investment portfolios, exposes investors to the negative (or positive) performance resulting from these and other events.
Semi-Annual Report | 27

ADDITIONAL INFORMATION (unaudited)

February 28, 2009	Highland Floating Rate Fund
Additional Portfolio Information
The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.
Approval of Investment Advisory Agreement
The Fund has retained the Investment Adviser to manage its assets pursuant to an Investment Advisory Agreement with the Investment Adviser (the “Advisory Agreement”), which has been approved by the Fund’s Board of Trustees, including a majority of the Independent Trustees.
Following an initial term of two years, the Advisory Agreement continues in effect from year-to-year provided such continuance is specifically approved at least annually by the vote of holders of at least a majority of the outstanding shares of the Fund, or by the Board of Trustees, and, in either event, by a majority of the Independent Trustees of the Fund casting votes in person at a meeting called for such purpose.
At a meeting held on December 18-19, 2008, the Board, as requested through Fund counsel and the Independent Trustees’ independent legal counsel, received from the Investment Adviser written and oral information, including: (i) information confirming the financial soundness of the Investment Adviser; (ii) information on the advisory and compliance personnel of the Investment Adviser, including compensation arrangements; (iii) information on the internal compliance procedures of the Investment Adviser; (iv) comparative information showing (a) the fees payable under the Advisory Agreement versus the investment advisory fees of (1) certain registered investment companies that follow investment strategies similar to those of the Fund, and (2) certain private pooled investment vehicles managed by the Investment Adviser, (b) the expense ratios of the Fund versus other registered investment companies that follow investment strategies similar to those of the Fund, (c) the performance of the Fund versus (1) certain other registered investment companies that follow investment strategies similar to those of the Fund and (2) certain indices; and (d) the profitability of the Fund versus that of a private pooled investment vehicle managed by the Investment Adviser; (v) information regarding brokerage and portfolio transactions; and (vi) information on any legal proceedings or regulatory audits or investigations affecting the Investment Adviser. The Trustees reviewed and considered various factors discussed in the legal memorandum from the Independent Trustees’ independent legal counsel, the detailed information provided by the Investment Adviser and other relevant information and factors.
The Board’s conclusion as to the continuation of the Advisory Agreement was based on a comprehensive consideration of all information provided to the Board and not the result of any single factor. Some of the factors that figured particularly in the Board’s deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. The fee arrangements for the Funds and other funds managed by the Investment Adviser are the result of review and discussion between the Independent Trustees and the Investment Adviser since the Fund’s inception. Certain aspects of such arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of these same arrangements during the course of the year and in prior years.
The nature, extent, and quality of the services provided by the Investment Adviser
The Board considered the portfolio management services provided by the Investment Adviser and the activities related to portfolio management, including use of technology, research capabilities and investment management staff. The Board discussed the relevant experience and qualifications of the personnel providing advisory services, including the background and experience of the members of the Fund’s
28 | Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

February 28, 2009	Highland Floating Rate Fund
portfolio management team. The Board reviewed the management structure, assets under management and investment philosophies and processes of the Investment Adviser. It also reviewed and discussed the Investment Adviser’s compliance policies and procedures. The Board concluded that the Investment Adviser has the quality and depth of personnel and investment methods essential to performing its duties under the Advisory Agreement and that the nature and quality of such advisory services are satisfactory.
The Investment Adviser’s Historical Performance in Managing the Fund
The Board reviewed the Investment Adviser’s historical performance in managing the Fund over various time periods and reflected on previous discussions regarding matters bearing on the Investment Adviser’s performance at its meetings throughout the year. The Board discussed relative performance and contrasted the performance of the Fund versus that of the Fund’s peers, as represented by certain other registered investment companies that follow investment strategies similar to the Fund, the Credit Suisse Leveraged Loan Index and the S&P/LSTA All Loans Index. After reviewing these and other factors, the Board concluded that they were satisfied with the Investment Adviser’s responses and efforts relating to performance.
The Costs of the Services to be Provided by the Investment Adviser and the Profits Realized by the Investment Adviser and its Affiliates from the Relationship with the Fund
The Board also gave substantial consideration to the fees payable under the Advisory Agreement, including: (i) the annual fee as a portion of the Fund’s Average Daily Managed Assets paid to the Investment Adviser under the Fund’s Advisory Agreement and the administration agreement between the Fund and the Investment Adviser; (ii) the expenses the Investment Adviser incurs in providing advisory services; (iii) the profitability of the Fund and such profitability as compared to the profitability of (a) the other registered investment companies managed by the Investment Adviser, including Highland Floating Rate Advantage Fund, and (b) Highland Offshore Partners a private pooled investment vehicle managed by the Investment Adviser; and (iv) a comparison of the fees payable to the Investment Adviser under the Advisory Agreement to fees payable to (a) other investment advisers serving other registered investment companies that follow investment strategies similar to those of the Fund and (b) the Investment Adviser by Highland Floating Rate Advantage Fund. After reviewing these and related factors, the Board determined that the fees payable to the Investment Adviser under the Advisory Agreement represent reasonable compensation in light of the services being provided by the Investment Adviser to the Fund.
The Extent to which Economies of Scale would be Realized as the Fund Grows and Whether Fee Levels Reflect these Economies of Scale for the Benefit of Shareholders
The Board considered the asset level of the Fund, the various breakpoints in the Fund’s fees, the information provided by the Investment Adviser relating to its costs and information comparing the fee rates charged by the Investment Adviser with fee rates charged by other unaffiliated investment advisers to their clients. The Trustees concluded that the fee structure of the Fund is reasonable and appropriately should result in a potential for realization of economies of scale in view of the information provided by the Investment Adviser.
Following a further discussion of the factors deemed material, including those described above, and the merits of the Advisory Agreement and its various provisions, the Board of Trustees, including all of the Independent Trustees, determined that the Advisory Agreement, including the advisory fee paid to the Investment Advisor under the Advisory Agreement, is fair and reasonable to the Fund and approved the continuation, for a period of one year commencing December 31, 2008, of the Advisory Agreement.
Semi-Annual Report | 29

IMPORTANT INFORMATION ABOUT THIS REPORT
Investment Adviser
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860
Underwriter
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406
Custodian
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
2001 Ross Avenue, Suite
1800 Dallas, TX 75201
Fund Counsel
Ropes & Gray LLP One
International Place
Boston, MA 02110-2624
This report has been prepared for shareholders of Highland Floating Rate Fund.
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund’s proxy voting record for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the SEC’s website at http://www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may obtain the Form N-Q by visiting the Fund’s website at www.hcmlp.com
The Statement of Additional Information includes information about Fund Trustees and is available upon request without charge by calling
1-877-665-1287.
30 | Semi-Annual Report

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Highland Floating Rate Fund	Semi-Annual Report, February 28, 2009
P.O. Box 9840
Providence, RI 02940-8040

www.highlandfunds.com	HLC-FR-SEMI-02/09

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
(a)(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The Highland Floating Rate Fund’s (the “Fund”) portfolio is managed by Brad Borud, Brad Means and Greg Stuecheli.
     Brad Borud. Mr. Borud is a Partner, Senior Trader and Chief Investment Officer—Retail Products at Highland. Prior to his current duties, Mr. Borud served as a Senior Trader and Co-Director of Portfolio Management for Highland from 2003 to 2008, as a Portfolio Manager and Team Leader from 2001 to 2003, as a Portfolio Manager from 1998 to 2001, and as a Portfolio Analyst from 1996 to 1998. As a Portfolio Manager, Mr. Borud covered a wide range of industries, including wireline telecommunications, wireless telecommunications, telecommunication equipment manufacturers, multi-channel video and media. Prior to joining Highland in November 1996, Mr. Borud worked as a Global Finance Analyst in the Corporate Finance Group at Nationsbank from 1995 to 1996 where he was involved in the originating, structuring, modeling and credit analysis of leveraged transactions for large corporate accounts in the Southwest region of the United States. In 1994, Mr. Borud served at Conseco Capital Management as an Analyst Intern in the Fixed Income Research Department, following the transportation and energy sectors. Mr. Borud has a BS in Business Finance from Indiana University.
     Brad Means. Mr. Means is a Senior Portfolio Manager at Highland. Prior to joining Highland in May 2004, Mr. Means was a Managing Director in FTI Consulting’s Corporate Finance group where he worked on corporate turnaround, restructuring and bankruptcy advisory engagements. From 1998 to 2001, he was a Director in PricewaterhouseCoopers LLP’s Chairman’s Office and focused on enterprise strategy, venture capital, business development and divestiture initiatives. Prior to his role in the Chairman’s Office, Mr. Means worked in the Strategic Change Consulting and the Assurance & Business Advisory groups of Price Waterhouse serving clients across a broad range of industries including Automotive, Energy, Financials and Industrials. He holds an MBA from the Stanford Graduate School of Business and a BSBA in Finance and Accounting from Creighton University. Mr. Means has earned the right to use the Chartered Financial Analyst designation.
     Greg Stuecheli. Mr. Stuecheli is a Senior Portfolio Manager at Highland. Prior to his current duties, Mr. Stuecheli was a Portfolio Manager for Highland covering distressed and special situation credit and equity investments. Prior to joining Highland in June 2002, Mr. Stuecheli served as an analyst for Gryphon Management Partners, LP from 2000 to 2002, where his primary responsibilities included researching long and short investment ideas. In 1999, Mr. Stuecheli was a Summer Associate at Hicks, Muse, Tate & Furst, and from 1995 to 1998, Mr. Stuecheli worked as a chemical engineer at Jacobs Engineering Group and Cytec Industries. Mr. Stuecheli received an MBA from Southern Methodist University and a BS in Chemical Engineering from Rensselaer Polytechnic Institute. He has earned the right to use the Chartered Financial Analyst designation.
(a)(2)	Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest
Other Accounts Managed by Portfolio Manager(s) or Management Team Member
The following tables provide information about funds and accounts, other than the Fund, for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of March 31, 2009.
Brad Borud

	Total		Total Number of	Total Assets Managed
	Number of	Total Assets	Accounts Managed	with Performance-
	Accounts	Managed	with Performance-	Based Advisory Fee
Type of Accounts	Managed	(millions)	Based Advisory Fee	(millions)
Registered Investment Companies:	13	$2,250	2	$98.5
Other Pooled Investment Vehicles:	—	—	—	—
Other Accounts:	—	—	—	—

Brad Means

	Total		Total Number of	Total Assets Managed
	Number of	Total Assets	Accounts Managed	with Performance-
	Accounts	Managed	with Performance-	Based Advisory Fee
Type of Accounts	Managed	(millions)	Based Advisory Fee	(millions)
Registered Investment Companies:	3	$1,254	0	$0
Other Pooled Investment Vehicles:	—	—	—	—
Other Accounts:	—	—	—	—
Greg Stuecheli

	Total		Total Number of	Total Assets Managed
	Number of	Total Assets	Accounts Managed	with Performance-
	Accounts	Managed	with Performance-	Based Advisory Fee
Type of Accounts	Managed	(millions)	Based Advisory Fee	(millions)
Registered Investment Companies:	2	$872	1	$62
Other Pooled Investment Vehicles:	—	—	—	—
Other Accounts:	—	—	—	—
     Because each portfolio manager manages other accounts, including accounts that may pay higher fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the portfolio manager and potential conflicts in the allocation of investment opportunities between a Fund and the other accounts.
Conflicts of Interest.
     Highland and/or its general partner, limited partners, officers, affiliates and employees provide investment advice to other parties and manage other accounts and private investment vehicles similar to the Fund. In connection with such other investment management activities, the Adviser and/or its general partner, limited partners, officers, affiliates and employees may decide to invest the funds of one or more other accounts or recommend the investment of funds by other parties, rather than the Fund’s monies, in a particular security or strategy. In addition, the Adviser and such other persons will determine the allocation of funds from the Fund and such other accounts to investment strategies and techniques on whatever basis they consider appropriate or desirable in their sole and absolute discretion.
     The Adviser has built a professional working environment, a firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. The Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, the Adviser furnishes advisory services to numerous clients in addition to the Fund, and the Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts that are hedge funds or have performance or higher fees paid to the Adviser or in which portfolio managers have a personal interest in the receipt of such fees) that may be the same as or different from those made to the Fund. In addition, the Adviser, its affiliates and any of their partners, directors, officers, stockholders or employees may or may not have an interest in the securities whose purchase and sale the Adviser recommends to the Fund. Actions with respect to securities of the same kind may be the same as or different from the action that the Adviser, or any of its affiliates, or any of their partners, directors, officers, stockholders or employees or any member of their families may take with respect to the same securities. Moreover, the Adviser may refrain from rendering any advice or services concerning securities of companies of which any of the Adviser’s (or its affiliates’) partners, directors, officers or employees are directors or officers, or companies as to which the Adviser or any of its affiliates or partners, directors, officers and employees of any of them has any substantial economic interest or possesses material non-public information. In addition to its various policies and procedures designed to address these issues, the Adviser includes disclosure regarding these matters to its clients in both its Form ADV and investment advisory agreements.
     The Adviser, its affiliates or their partners, directors, officers and employees similarly serve or may serve other entities that operate in the same or related lines of business. Accordingly, these individuals may have obligations to investors in those entities or funds or to other clients, the fulfillment of which might not be in the best interests of the Fund. As a result, the Adviser will face conflicts in the allocation of investment opportunities to the Fund and other funds and clients. In order to enable such affiliates to fulfill their fiduciary duties to each of the clients for which they have responsibility, the Adviser will endeavor to allocate investment opportunities in a fair and equitable manner which may, subject to applicable regulatory constraints, involve pro rata co-investment by the Fund and such other clients or may involve a rotation of opportunities among the Fund and such other clients.
     While the Adviser does not believe there will be frequent conflicts of interest, if any, the Adviser and its affiliates have both subjective and objective procedures and policies in place designed to manage the potential conflicts of interest between the Adviser’s fiduciary obligations to the Fund and their similar fiduciary obligations to other clients so that, for example, investment opportunities are allocated in a fair and equitable manner among the Fund and such other clients. An investment opportunity that is suitable for multiple clients of the Adviser and its affiliates may not be capable of being shared among some or all of such clients due to the limited scale of the opportunity or other factors, including regulatory restrictions imposed by the 1940 Act. There can be no assurance that the Adviser’s or its affiliates’ efforts to allocate any particular investment opportunity fairly among all clients for whom such opportunity is appropriate will result in an allocation of all or part of such opportunity to the Fund. Not all conflicts of interest can be expected to be resolved in favor of the Fund.
(a)(3)	Compensation Structure of Portfolio Manager(s) or Management Team Members
     Highland’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors, including the pre-tax relative performance of a portfolio manager’s underlying account, the pre-tax combined performance of the portfolio managers’ underlying accounts, and the pre-tax relative performance of the portfolio managers’ underlying accounts measured against other employees. The principal components of compensation include a base salary, a discretionary bonus, various retirement benefits and one or more of the incentive compensation programs established by Highland, such as its “Short-Term Incentive Plan” and its “Long-Term Incentive Plan,” described below.
     Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with Highland, which may include the amount of assets supervised and other management roles within Highland. Base compensation is determined by taking into account current industry norms and market data to ensure that Highland pays a competitive base compensation.
     Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market, as well as participation in incentive plans, including one or more of the following:
Short-Term Incentive Plan. The purpose of this plan is to attract and retain the highest quality employees for positions of substantial responsibility, and to provide additional incentives to a select group of management or highly-compensated employees of Highland in order to promote the success of Highland.
Long Term Incentive Plan. The purpose of this plan is to create positive morale and teamwork, to attract and retain key talent and to encourage the achievement of common goals. This plan seeks to reward participating employees based on the increased value of Highland.
     Because each person’s compensation is based on his or her individual performance, Highland does not have a typical percentage split among base salary, bonus and other compensation. Senior portfolio managers who perform additional management functions may receive additional compensation in these other capacities. Compensation is structured such that key professionals benefit from remaining with Highland.
(a)(4)	Disclosure of Securities Ownership
The following table sets forth the dollar range of equity securities of the Fund beneficially owned by each portfolio manager as of February 28, 2009.

Dollar Range of Equity Securities
Name of Portfolio Manager	Beneficially Owned by Portfolio Manager
Brad Borud	None
Brad Means	None
Greg Stuecheli	None

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
None.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Highland Floating Rate Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date 5/4/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date 5/4/09

By (Signature and Title)*	/s/ M. Jason Blackburn M. Jason Blackburn, Chief Financial Officer, Treasurer and Secretary
(principal financial officer)

Date 5/4/09

*	Print the name and title of each signing officer under his or her signature.